Income Tax - Schedule of Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Statutory income tax rate	27.90%	27.90%	27.90%
Effective income tax rate	18.96%	18.40%	29.30%